Employee costs - Employee (Details)	Dec. 31, 2023 employee	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees
Number of employees	6,400	6,437	6,319	5,761
Europe
Employees
Number of employees		3,497	3,420	3,196
Americas
Employees
Number of employees		2,940	2,899	2,565